Accounting policies - Translation of foreign currency balances (Details) € in Millions		12 Months Ended			36 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) Argentian_peso / € stage	Dec. 31, 2020 EUR (€) Argentian_peso / €	Dec. 31, 2018	Dec. 31, 2018
Foreign currency transactions
Number of consecutive stages | stage		2
Inflation percent		50.90%	36.10%	48.00%	147.00%
Reclassification adjustments on exchange differences on translation, net of tax | €	€ (2,136)	€ (177)	€ 202
Closing foreign exchange rate | Argentian_peso / €		116.30	103.16